Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 71,151	$ 268,030
Marketable securities	118,150	129,372
Restricted cash	2,919	0
User funds	127,713	97,984
Bank deposits	134,000	90,000
Restricted deposit	35	346
Other receivables	14,250	5,418
Total current assets	468,218	591,150
Marketable securities	317,524	228,048
Property and equipment, net	6,555	6,265
Operating lease right-of-use assets, net	11,727	15,611
Intangible assets, net	49,221	5,884
Goodwill	77,270	11,240
Restricted deposit	15	2,589
Other non-current assets	1,040	415
Total assets	931,570	861,202
Current liabilities:
Trade payables	8,699	3,622
User accounts	118,616	92,027
Deferred revenue	12,145	5,957
Other account payables and accrued expenses	44,260	40,396
Operating lease liabilities	3,055	3,307
Current maturities of long-term loan	2,269	560
Total current liabilities	189,044	145,869
Long-term liabilities:
Convertible notes	372,076	352,034
Operating lease liabilities	10,483	13,861
Long-term loan and other non-current liabilities	13,099	4,035
Total long-term liabilities	395,658	369,930
Total liabilities	584,702	515,799
Commitments and contingencies (see note 11)
Shareholders' equity:
Shares authorized: 75,000,000 ordinary shares with no par value as of December 31, 2021 and 2020 Shares issued and outstanding: 36,761,108 and 35,842,980 ordinary shares as of December 31, 2021 and 2020, respectively	0	0
Additional paid-in capital	585,548	517,444
Accumulated deficit	(237,585)	(172,573)
Accumulated other comprehensive income (loss)	(1,095)	532
Total shareholders' equity	346,868	345,403
Total liabilities and shareholders' equity	$ 931,570	$ 861,202